THE ALGER FUNDS	THE ALGER PORTFOLIOS
Alger Health Sciences Fund	Alger Large Cap Growth Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 1, 2021 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information

of each Fund, as applicable,

as amended and supplemented to date

Effective immediately, the following changes are made to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of each Fund, as applicable:

The section of Alger Large Cap Growth Portfolio’s Summary Prospectuses entitled “Management” and the section of Alger Large Cap Growth Portfolio’s Prospectuses entitled “Summary Section—Alger Large Cap Growth Portfolio—Management” is deleted in its entirety and replaced with the following:

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Portfolio
Fred Alger Management, LLC	Daniel C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since September 2001
Sanjiv Talwar, Ph.D Senior Vice President, Head of Healthcare, Portfolio Manager and Senior Analyst Since July 2021

When a Portfolio is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of Portfolio assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes is most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Portfolio. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines; whether externally driven or internally developed by the Manager.

The section of Alger Health Sciences Fund’s Summary Prospectuses entitled “Management” and the section of Alger Health Sciences Fund’s Prospectuses entitled “Summary Sections—Alger Health Sciences Fund—Management” is deleted in its entirety and replaced with the following:

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Daniel C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005
Sanjiv Talwar, Ph.D Senior Vice President, Head of Healthcare, Portfolio Manager and Senior Analyst Since July 2021

When a Fund is co-managed, the responsibilities of such portfolio managers may be shared, divided or otherwise assigned based on various factors including, but not limited to, level of Fund assets to be managed, their overall experience, their sector expertise, and such other factors as the Manager believes is most efficient and effective. In all cases, each portfolio manager collaborates with the other portfolio manager(s) and analysts to develop overall strategy, outlook, and themes, which impact industry, sector and security allocations in the Fund. Responsibilities amongst portfolio managers may be fully or partially allocated to one of the portfolio managers for the purposes of day-to-day portfolio management and stock selection, implementation of trades, strategic and performance oversight, risk management, or oversight of guidelines; whether externally driven or internally developed by the Manager.

The section of Alger Large Cap Growth Portfolio’s Prospectuses entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” is deleted in its entirety, with respect to Alger Large Cap Growth Portfolio only, and replaced with the following:

Portfolio	Portfolio Managers	Since
Alger Large Cap Growth Portfolio	Daniel C. Chung, CFA	September 2001
	Sanjiv Talwar, Ph.D	July 2021

•	Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.
•

Dr. Talwar has been employed by the Manager since 2021. Prior to joining the Manager, Dr. Talwar was Portfolio Manager, Senior Analyst and Director of Equity Research at Oppenheimer Funds from 2012 to 2021 and Associate Principal at McKinsey & Company from 2006 to 2012.

The section of Alger Health Sciences Fund’s Prospectuses entitled “Management and Organization—Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments” is deleted in its entirety, with respect to Alger Health Sciences Fund only, and replaced with the following:

Fund	Portfolio Managers	Since
Alger Health Sciences Fund	Daniel C. Chung, CFA	October 2005
	Sanjiv Talwar, Ph.D	July 2021

•	Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006
•

Dr. Talwar has been employed by the Manager since 2021. Prior to joining the Manager, Dr. Talwar was Portfolio Manager, Senior Analyst and Director of Equity Research at Oppenheimer Funds from 2012 to 2021 and Associate Principal at McKinsey & Company from 2006 to 2012.

The section of Alger Large Cap Growth Portfolio’s SAI entitled “Management—Investment Manager—Other Accounts Managed by Portfolio Managers” is deleted in its entirety, with respect to Alger Large Cap Growth Portfolio only, and replaced with the following:

Other Accounts Managed by Portfolio Managers

The numbers and assets of other accounts managed by the portfolio managers of the Portfolio as of May 31, 2021 are as follows. Except as noted below, no account’s advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Dan C. Chung+*#	14	$18,591,781,453	9	$2,114,234,016	49	$3,117,664,497
Sanjiv Talwar^	1	$303,793,507	0	$0	2	$11,293,015

+

The portfolio manager also manages Alger 35 Fund, a mutual fund included as a registered investment company. The advisory fee of Alger 35 Fund is based in part upon the performance of the Fund, which had assets of approximately $39 million as of May 31, 2021.

*

The portfolio manager also manages Alger Dynamic Return Fund, a hedge fund included as a pooled investment vehicle. The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of approximately $45 million as of May 31, 2021.

#

The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $219 million as of May 31, 2021.

^	The number of other accounts managed for the portfolio manager are as of July 1, 2021.

The section of Alger Health Sciences Fund’s SAI entitled “Management—Investment Manager—Other Accounts Managed by Portfolio Managers” is deleted in its entirety, with respect to Alger Health Sciences Fund only, and replaced with the following:

Other Accounts Managed by Portfolio Managers

The numbers and assets of other accounts managed by the portfolio managers of the Fund as of May 31, 2021 are as follows. Except as noted below, no account’s advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Dan C. Chung+*#	14	$18,706,155,432	9	$2,114,234,016	49	$3,117,664,497
Sanjiv Talwar^	1	$418,167,486	0	$0	2	$11,293,015

+

The portfolio manager also manages Alger 35 Fund, a mutual fund included as a registered investment company. The advisory fee of Alger 35 Fund is based in part upon the performance of the Fund, which had assets of approximately $39 million as of May 31, 2021.

*

The portfolio manager also manages Alger Dynamic Return Fund, a hedge fund included as a pooled investment vehicle. The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of approximately $45 as of May 31, 2021.

#

The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $219 as of May 31, 2021.

^	The number of other accounts managed for the portfolio manager are as of July 1, 2021.

The table in the section of Alger Health Sciences Fund’s SAI entitled “Management—Investment Manager—Securities Owned by the Portfolio Managers” is deleted in its entirety, with respect to Alger Health Sciences Fund only, and replaced with the following:

Securities Owned by the Portfolio Managers

Portfolio Manager	Fund	Range
Dan C. Chung	Health Sciences	G*
Sanjiv Talwar	Health Sciences	E*

*	Holdings are as of June 21, 2021.

S-HealthAC 7121 S-HealthZ 7121 S-TAF Retail 7121 S-TAF-Instl. 7121 S-TAFSAI 7121	S-LargeCapS 7121 S-LargeCapI-2 7121 S-APPI-2 7121 S-APPS 7121 S-APPSAI 7121